Cash and cash equivalents (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Cash and cash equivalents
Cash on hand	$ 23	₨ 1,742	₨ 2,859	₨ 2,511
Credit card collection in hand	317	23,864	390,335	209,161
Balances with bank		1,339,764	1,756,322
Cash in transit			11,498	23,902
Total cash and cash equivalents	$ 18,111	1,365,370	2,161,014	₨ 2,465,073
Undrawn borrowing facilities		₨ 248,956	₨ 3,108